Convertible Promissory Notes and Notes Payable (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Jul. 08, 2024	Feb. 22, 2023	Oct. 19, 2022	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Jan. 18, 2024	Apr. 15, 2022
Proceeds from related party					$ 100,000	$ 0
Common stock per share								$ 19.94
Interest rate				8.50%
Promissory note Feb 22, 2023 [Member]
Promissory notes Principal amount		$ 560,000
Description of amendment to the promissory note		the Company executed an amendment to the promissory note with the investor, providing for the payment of interest only for 18 months at 12% per annum and thereafter the amortization of the note over a 12-month period, starting in June of 2025
Principal outstanding amount		$ 560,000
Common stock share purchase		6,250
Common stock per share		$ 22.00
Promissory note Feb 22, 2023 One [Member]
Promissory notes Principal amount		$ 2,150,000
Description of amendment to the promissory note		the Company executed an amendment to the promissory note with the investor, providing for the payment of interest only for 18 months at 12% per annum and thereafter the amortization of the note over a 12-month period, starting in June of 2025
Principal outstanding amount		$ 2,150,000
Common stock share purchase		25,000
Common stock per share		$ 22.00
Note Agreement [Member]
Holdback amount				$ 500,000
Convertible Notes, 36-Month Term Notes [Member]
Proceeds from related party				7,500,000
Fund received from accredited investors				15,000,000
Sales of building	$ 4,300,000
Proceeds from notes			$ 2,780,200	6,678,506
Description of agreement			The Company received a forbearance agreement from the bank until June 30, 2024 to return to compliance of the debt service ratio of 1.25 to 1, until that time the Company will pay an interest rate of 10% instead of the contractual terms of 4.8%
Holdback amount			$ 3,000,000
Warrants acquire				$ 2,813
Exercise price				$ 88.80
Gain in the change of derivative liability							$ 3,540
Redeem warrants				$ 250,000
Allan Marshall [Member]
Promissory notes Principal amount				$ 1,500,000
Description of amendment to the promissory note				the Company executed an amendment to the promissory note with Mr. Marshall, providing for the payment of interest only for 18 months at an interest rate of 12% per annum and thereafter the amortization of the note over a 12 month period, starting in June of 2025
Principal outstanding amount				$ 500,000
Common stock share purchase				18,750
Common stock per share				$ 22.00
Interest rate				8.50%
Interest rate pik				3.50%
Cygnet Note [Member]
Promissory notes Principal amount									$ 1,050,000
Common stock per share									$ 120.00
VitaMedica Note [Member]
Promissory notes Principal amount				$ 500,000
Total convertible common stock		$ 100,000		$ 1,000,000